Commitments and Contingencies, purchase commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Apple
Long-term Purchase Commitment
Purchase commitment agreement description	During 2013, U.S. Cellular entered into agreements with Apple to purchase certain minimum quantities of Apple iPhone products and fund marketing programs related to the Apple iPhone and iPad products over a three-year period beginning in November 2013. Based on current forecasts, TDS estimates that the remaining contractual commitment as of December 31, 2015 under these agreements is approximately $196 million. At this time, TDS expects to meet its contractual commitments with Apple.
Purchase commitment period	3 years
Purchase commitment remaining estimated payments	$ 196.0
Amdocs Software Systems Limited
Long-term Purchase Commitment
Purchase commitment agreement description	In November 2014, U.S. Cellular executed a Master Statement of Work and certain other documents with Amdocs Software Systems Limited (“Amdocs”). The agreement provides that U.S. Cellular will outsource to Amdocs certain support functions for its Billing and Operational Support System (“B/OSS”). Such functions include application support, billing operations and some infrastructure services. The agreement has a term through September 30, 2019, subject to five one-year renewal periods at U.S. Cellular’s option. The estimated amount to be paid to Amdocs with respect to the agreement during the remaining term is approximately $83 million (exclusive of travel and expenses and subject to certain potential adjustments).
Purchase commitment period	5 years
Purchase commitment remaining estimated payments	$ 83.0